Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	June 30,	June 30,	December 31,
	2023	2022	2022

Period Ended RMB: USD exchange rate	7.2513	6.6981	6.8972
Period Average RMB: USD exchange rate	6.9283	6.4791	6.7290

Schedule of Property, Plant, and Equipment	Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in use and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10 years
Machinery and equipment	5-10 years
Transportation vehicles	4 years
Office furniture and equipment	5 years
Electronic equipment	3-5 years

Schedule of Intangible Assets	Intangible assets consist of patents and a trademark. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Patents	10 years
Trademark	10 years